Inventory (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Inventory
Raw materials	¥ 41,373		¥ 92
Work in process	11,545		0
Finished goods	52,713		44
Merchandise	6,478		10,188
Less: inventory write-down	(5,579)		(9,273)
Total	106,530		1,051		$ 15,004
Inventory write-downs	¥ 12	$ 2	¥ 9,273	¥ 0